Consolidated Statement of Stockholders' Equity (USD $)	Total	Successor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Balances at Sep. 28, 2011		$ (422,000)	$ 1,000	$ 0	$ (423,000)
Balances (in shares) at Sep. 28, 2011			944,688
Shares of common stock and 1,064 warrants issued on September 29, 2011 in connection with recapitalization transaction		(125,000)	0	(125,000)
Shares of common stock and 1,064 warrants issued on September 29, 2011 in connection with recapitalization transaction (in shares)			186,811
Shares issued to former Chairman in connection with recapitalization transaction		158,000	0	158,000
Shares issued to former Chairman in connection with recapitalization transaction (in shares)			47,132
Shares of common stock and 430,500 warrants issued in a private placement on September 29, 2011		4,305,000	1,000	4,304,000
Shares of common stock and 430,500 warrants issued in a private placement on September 29, 2011 (in shares)			861,000
Shares of common stock issued on September 29, 2011 in connection with purchase of IM Licensing Business		9,215,000	3,000	9,212,000
Shares of common stock issued on September 29, 2011 in connection with purchase of IM Licensing Business (in shares)			2,759,000
Shares of common stock issued on September 29, 2011 for acquisition of Earthbound contract		3,155,000	1,000	3,154,000
Shares of common stock issued on September 29, 2011 for acquisition of Earthbound contract (in shares)			944,688
Warrants issued in connection with Term Loan		1,214,000		1,214,000
Direct costs relating to equity placement		(438,000)		(438,000)
Shares issued to employees and directors in connection with restricted stock grants		57,000	0	57,000
Shares issued to employees and directors in connection with restricted stock grants (in shares)			17,125
Compensation expense in connection with stock options and warrants to directors and management		367,000		367,000
Shares issued on exercise of warrants		1,000	0	1,000
Shares issued on exercise of warrants (in shares)			50,000
Net income (loss)		(869,000)			(869,000)
Balances at Dec. 31, 2011		16,618,000	6,000	17,904,000	(1,292,000)
Balances (in shares) at Dec. 31, 2011			5,810,444
Warrants issued in connection with Term Loan		23,000		23,000
Direct costs relating to equity placement		(2,000)		(2,000)
Shares issued to employees and directors in connection with restricted stock grants		4,635,000	1,000	4,634,000
Shares issued to employees and directors in connection with restricted stock grants (in shares)			1,544,943
Compensation expense in connection with stock options and warrants to directors and management, net of forfeitures		110,000		110,000
Unamortized restricted stock portion		(171,000)		(171,000)
Shares issued on exercise of warrants		1,000	0	1,000
Shares issued on exercise of warrants (in shares)			162,500
Forfeiture of prior stock grants		(2,000)	0	(2,000)
Forfeiture of prior stock grants (in shares)			(875)
Shares issued in connection with settlement of debt		180,000	0	180,000
Shares issued in connection with settlement of debt (in shares)			60,000
Shares repurchased on vesting of restricted stock		(711,000)	0	(711,000)
Shares repurchased on vesting of restricted stock (in shares)			(237,033)
Net income (loss)		4,284,000			4,284,000
Balances at Dec. 31, 2012		$ 24,965,000	$ 7,000	$ 21,966,000	$ 2,992,000
Balances (in shares) at Dec. 31, 2012			7,339,979